Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Opening Balance	$ 8,038	$ 7,281
Additions	1,710	1,145
Use	(115)	(109)
Accruals and charges	897	263
Others	(9)	3
Cumulative translation adjustment	532	(545)
Closing Balance	$ 11,053	$ 8,038